IFRS 7 Disclosure (Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	$ 521,799	$ 541,664
Foreign branches [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	18,406	44,341
Toronto-Dominion Bank [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	215,981	205,408
Bank subsidiaries [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	$ 287,412	$ 291,915